UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22706

The DMS Funds

(Exact Name of Registrant as Specified in Charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of Principal Executive Offices)(Zip Code)

Timothy F. Demers, Stevens & Lee

111 N. 6th Street, P.O. Box 679

Reading, PA 19603-0679

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (484) 671-2520

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DMS India MidCap Index Fund

&

DMS India Bank Index Fund

SEMI-ANNUAL REPORT

March 31, 2013

(Unaudited)

DMS India Bank Index Fund

Portfolio Illustration

March 31, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.

The underlying securities are represented as a percentage of the portfolio of investments.

DMS India MidCap Index Fund

Portfolio Illustration

March 31, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.

The underlying securities are represented as a percentage of the portfolio of investments.

	DMS India Bank Index Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 6.22%
30,263	Fidelity Money Market Portfolio Institutional Class 0.16% **	30,263

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $30,263) - 6.22%		30,263

TOTAL INVESTMENTS (Cost $30,263) - 6.22%		30,263

OTHER ASSETS LESS LIABILITIES - 93.78%		456,649

NET ASSETS - 100.00%		$ 486,912

** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	30,263	-	-	30,263
	$ 30,263	$ -	$ -	$ 30,263

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

	DMS India MidCap Index Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS *** - 73.95%

Agrochemicals - 0.93%
1,044	Chambal Fertilizers & Chemicals Ltd. *	$ 958
1,443	Jain Irrigation Systems Ltd. *	1,631
49	Pfizer Ltd. *	957
		3,546
Auto - 0.98%
671	Amtek Auto Ltd.	793
7,295	Ashok Leyland Ltd. *	2,937
		3,730
Bank - 8.54%
1,092	Allahabad Bank *	2,543
1,290	Andhra Bank *	2,249
130	Corporation Bank *	916
1,941	IDBI Bank Ltd. *	2,870
473	Indian Bank *	1,535
1,161	Indian Overseas Bank *	1,391
128	Jammu & Kashmir Bank Ltd. *	2,810
572	Karur Vysya Bank Ltd. *	4,746
671	Oriental Bank of Commerce *	3,113
975	Syndicate Bank *	1,975
1,111	Uco Bank *	1,141
1,203	Union Bank of India *	4,831
1,122	Vijaya Bank *	969
127	Vysya Bank *	1,303
		32,392
Cement Products - 2.37%
1,273	India Cements Ltd. *	1,962
734	Madras Cements Ltd.	3,435
48	Shree Cement Ltd.	3,576
		8,973
Chemicals - 2.56%
980	Tata Chemicals Ltd. *	5,806
1,811	United Phosphorus Ltd. *	3,917
		9,723
Computer Software - 2.82%
89	Oracle Financial Services Software Ltd. *	4,198
333	Tech Mahindra Ltd. *	6,500
		10,698
Construction - 3.13%
330	Bhushan Steel Ltd. *	2,786
6,682	GMR Infrastructure Ltd. *	2,659
3,891	GVK Power & Infrastructures Ltd. *	656
1,470	Housing Development & Infrastructure Ltd. *	1,251
705	Irb Infrastructure Developers Ltd.	1,474
424	Mphasis Ltd.	3,059
		11,885
Consumer - 7.19%
173	Bata India Ltd. *	2,290
324	Britannia Industries Ltd. *	3,133
164	Jubilant Foodworks Ltd. *	3,767
1,336	Marico Ltd.	5,240
53	Procter & Gamble Hygiene & Health Care Ltd.	2,464
2,290	Tata Global Beverages Ltd. *	5,394
386	United Breweries Ltd. *	4,975
		27,263
Diversified - 4.21%
290	Aditya Birla Nuvo Ltd. *	5,212
308	Century Textile & Industries Ltd. *	1,629
3,830	Lanco Infratech Ltd. *	727
792	Max India Ltd.	3,269
1,110	Motherson Sumi Systems Ltd.	3,970
1,135	Punj Lloyd Ltd. *	1,166
		15,973
Electrical Equipment - 0.62%
197	Havell's India Ltd. *	2,337

Electronics - 1.33%
112	Bharat Electronics Ltd.	2,384
2,158	Dish TV India Ltd. *	2,668
		5,052
Engineering - 2.88%
304	Abb Ltd. *	2,737
380	Engineers India Ltd.	1,083
2,026	Pipavav Defence & Offshore Engineering Co. Ltd. *	2,742
238	Thermax Ltd. *	2,471
1,349	Voltas Ltd. *	1,873
		10,906
Financial - 5.92%
328	Bajaj Finserv Ltd. *	4,662
1,350	Hexaware Technologies Ltd.	2,103
3,667	IFCI Ltd. *	1,763
909	Indiabulls Financial Services Ltd.	4,552
1,406	Indiabulls Real Estate Ltd. *	1,413
1,245	Mahindra & Mahindra Financial Services Ltd. *	4,473
606	Reliance Capital Ltd.	3,491
		22,457
Gas - 1.68%
1,753	Petronet Lng Ltd. *	4,376
393	Indraprastha Gas Ltd. *	2,007
		6,383
Healthcare - 4.41%
439	Apollo Hospitals Enterprises Ltd. *	6,785
295	Cadila Healthcare Ltd. *	4,037
1,054	Opto Circuits (I) Ltd. *	1,164
421	Piramal Enterprises Ltd. *	4,741
		16,727
Hotels - 1.02%
2,880	Indian Hotels Co. Ltd. *	2,841
1,023	Eih Ltd. *	1,039
		3,880
Industrial - 0.68%
473	Godej Industries Ltd. *	2,563

Media & Entertainment - 0.91%
478	Sun TV Network Ltd.	3,439

Mining - 0.78%
1,320	Hindustan Zinc Ltd.	2,950

Oil - 1.30%
842	Castrol Ltd. *	4,920

Oil Production - 2.46%
978	Hindustan Petroleum Corp. Ltd. *	5,139
445	Oil India Ltd.	4,187
		9,326
Paints - 0.56%
93	Kansai Nerolac Paints Ltd. *	2,115

Personal Care - 2.26%
599	Godrej Consumer Products Ltd.	8,586

Pharmaceuticals - 6.22%
744	Aurobindo Pharma Ltd.	2,000
403	Biocon Ltd. *	2,032
378	Divi's Laboratories Ltd. *	6,877
755	Glenmark Pharmaceuticals Ltd. *	6,439
51	Sanofi India Ltd. *	2,440
237	Strides Arcolab Ltd. *	3,807
		23,595
Plastics - 0.23%
1,029	Sintex Industries Ltd. *	873

Power - 3.15%
2,129	JSW Energy Ltd. *	2,145
323	Cesc Ltd. *	1,576
9,208	NHPC Ltd. *	3,367
915	Torrent Power Ltd. *	2,329
4,527	Suzlon Energy Ltd. *	1,134
1,853	Adani Power Ltd. *	1,388
		11,939
Real Estate - 0.81%
7,051	Unitech Ltd. *	3,059

Refineries - 0.54%
1,649	Gujarat State Petronet Ltd. *	2,035

Rubbers & Plastics - 0.76%
13	MRF Ltd.	2,867

Shipping - 0.85%
967	Shipping Corp. of India Ltd. *	717
594	Great Eastern Shipping Co. Ltd.	2,518
		3,235
Steel Products - 0.77%
766	Bharat Forge Ltd.	2,923

Sugar - 0.25%
2,281	Shree Renuka Sugars Ltd. *	933

Textiles - 0.19%
785	Welspun Corp. Ltd. *	728

Tyres - 0.64%
1,591	Apollo Tyres Ltd. *	2,446

TOTAL FOR COMMON STOCKS (Cost $307,397) - 73.95%		280,457

FOREIGN CURRENCY - 3.22%
665,548	Indian Rupee *	12,217

TOTAL FOR FOREIGN CURRENCY (Cost $ 12,379) - 3.22%		12,217

SHORT-TERM INVESTMENTS - 5.59%
21,207	Fidelity Money Market Portfolio Institutional Class 0.16% **	21,207

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $21,207) - 5.59%		21,207

TOTAL INVESTMENTS (Cost $340,983) - 82.76%		313,881

OTHER ASSETS LESS LIABILITIES - 17.24%		65,405

NET ASSETS - 100.00%		$ 379,286

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.
*** Country breakdown is 100% India.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 280,457	$ -	$ -	$ 280,457
Foreign Currency	12,217	-	-	12,217
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	21,207	-	-	21,207
	$ 313,881	$ -	$ -	$ 313,881

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

DMS Funds
Statements of Assets and Liabilities
March 31, 2013 (Unaudited)

Assets:	DMS India Bank Index Fund	DMS India MidCap Index Fund
Investments in Securities, at Value
(Cost $30,263 & $340,983, respectively)	$ 30,263	$ 313,881
Cash	450,500	2,618
Receivables:
Dividends and Interest	51	130
Receivable from Advisor	10,447	66,478
Prepaid Expenses	532	787
Total Assets	491,793	383,894
Liabilities:
Payables:
Distribution Fees	1	49
Other Accrued Expenses	4,880	4,559
Total Liabilities	4,881	4,608
Net Assets	$ 486,912	$ 379,286

Net Assets Consist of:
Paid In Capital	$ 487,518	$ 419,939
Accumulated Net Investment Loss on Investments	(606)	(791)
Accumulated Realized Loss on Investments	-	(12,760)
Unrealized Depreciation in Value of Investments	-	(27,102)
Net Assets	$ 486,912	$ 379,286

Net Asset Value Per Share

Class A
Net Assets	$ 998	$ 44,806
Shares of beneficial interest outstanding	100	4,904
Net asset value per share	$ 9.98	$ 9.14
Maximum Offering Price Per Share ($9.98/0.95 and $9.14/0.95, respectively) (Note 2)	$ 10.51	$ 9.62
Redemption price per share (a)	$ 9.78	$ 8.96

Investor Class
Net Assets	$ 485,914	$ 334,480
Shares of beneficial interest outstanding	48,658	36,501
Net asset value per share	$ 9.99	$ 9.16
Redemption price per share (a)	$ 9.79	$ 8.98

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

DMS Funds
Statements of Operations
For the period through March 31, 2013 (Unaudited)

	DMS India Bank Index Fund (a)	DMS India MidCap Index Fund (b)
Investment Income:
Dividends	$ -	$ 540
Interest	80	16
Total Investment Income	80	556

Expenses:
Advisory Fees (Note 3)	536	1,014
Distribution Fees:
Class A	1	49
Transfer Agent Fees	2,466	7,172
Fund Accounting Fees	1,460	1,461
Registration Fees	12	206
Audit Fees	2,564	6,020
Legal Fees	1,200	23,052
Custody Fees	1,200	9,082
Printing Fees	618	865
Other Fees	1,612	26,378
Total Expenses	11,669	75,299
Fees Waived and Reimbursed by the Advisor	(10,983)	(73,952)
Net Expenses	686	1,347

Net Investment Loss	(606)	(791)

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	-	(12,760)
Unrealized Depreciation on Investments	-	(27,102)
Net Realized and Unrealized Loss on Investments	-	(39,862)

Net Decrease in Net Assets Resulting from Operations	$ (606)	$ (40,653)

(a) The DMS India Bank Idex Fund commenced investment operations January 15, 2013.
(b) The DMS India MidCap Index Fund commenced investment operations October 9, 2012.
The accompanying notes are an integral part of these financial statements.

DMS India Bank Index Fund
Statement of Changes in Net Assets

(Unaudited)
For the
Period Ended
3/31/2013 (a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (606)
Net Realized Gain on Investments	-
Unrealized Appreciation on Investments	-
Net Decrease in Net Assets Resulting from Operations	(606)

Capital Share Transactions (Note 4)	387,518

Net Assets:
Net Increase in Net Assets	386,912
Beginning of Period	100,000
End of Period (Includes Accumulated Undistributed Net
Investment Loss of ($606)).	$ 486,912

(a) The DMS India Bank Index Fund commenced investment operations January 15, 2013.
The accompanying notes are an integral part of these financial statements.

DMS India MidCap Index Fund
Statement of Changes in Net Assets

(Unaudited)
For the
Period Ended
3/31/2013 (a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (791)
Net Realized Loss on Investments	(12,760)
Unrealized Depreciation on Investments	(27,102)
Net Increase in Net Assets Resulting from Operations	(40,653)

Capital Share Transactions (Note 4)	319,939

Net Assets:
Net Increase in Net Assets	279,286
Beginning of Period	100,000
End of Period (Includes Accumulated Undistributed Net
Investment Loss of ($791)).	$ 379,286

(a) The DMS India MidCap Index Fund commenced investment operations October 9, 2012.
The accompanying notes are an integral part of these financial statements.

DMS India Bank Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period
	Ended
	3/31/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.00
Total from Investment Operations	(0.02)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 9.98

Total Return **	(0.20)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period	$ 998
Before Waiver
Ratio of Expenses to Average Net Assets	17.31%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(17.31)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.96)%	(b)
Portfolio Turnover	0%	(c)

(a) The DMS India Bank Index Fund, Class A, commenced investment operations January 15, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS India Bank Index Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended
	3/31/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.00
Total from Investment Operations	(0.01)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 9.99

Total Return **	(0.10)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 486
Before Waiver
Ratio of Expenses to Average Net Assets	15.18%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(15.08)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.89%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.79)%	(b)
Portfolio Turnover	0%	(c)

(a) The DMS India Bank Index Fund, Investor Class, commenced investment operations January 15, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS India MidCap Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the
	Period Ended
	3/31/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.04)
Net Loss on Securities (Realized and Unrealized)	(0.82)
Total from Investment Operations	(0.86)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 9.14

Total Return **	(8.60)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 45
Before Waiver
Ratio of Expenses to Average Net Assets	49.15%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(48.86)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.17%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.88)%	(b)
Portfolio Turnover	0.00%	(c)

(a) The DMS India MidCap Index Fund, Class A, commenced investment operations October 9, 2012.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS India MidCap Index Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the
	Period Ended
	3/31/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.82)
Total from Investment Operations	(0.84)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 9.16

Total Return **	(8.40)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 334
Before Waiver
Ratio of Expenses to Average Net Assets	54.77%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(54.35)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.93%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.51)%	(b)
Portfolio Turnover	0.00%	(c)

(a) The DMS India MidCap Index Fund, Investor Class, commenced investment operations October 9, 2012.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012 (UNAUDITED)

Note 1. Organization

The DMS India MidCap Index Fund (the “MidCap Fund”) and The DMS India Bank Index Fund (the “Bank Fund”) are series of The DMS Funds (the “Trust”), a diversified, open-end management investment company registered with the Securities and Exchange Commission.  The Trust was organized as a business trust under the laws of Pennsylvania on March 28, 2012 by the filing of a Declaration of Trust.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Trustees. The investment advisor to the Fund is DMS Advisors, Inc. (the “Advisor”).

The MidCap Fund commenced investment operations on October 9, 2012 and the Bank Fund commenced investment operations on January 15, 2013.  Collectively throughout the footnotes to the financial statements this will be referred to as “commencement of investment operations.”

The MidCap Fund seeks to track the performance of a benchmark index (the CNX Midcap Index) that measures the investment return of stocks issued by mid-sized companies located in India.

The Bank Fund seeks to track the performance of a benchmark index (the CNX Bank Index) that measures the investment return of stocks issued by banking companies located in India.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of each Funds securities.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Funds is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognizes a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  The Funds did not invest in any financial futures contracts during the period from commencement of investment operations through March 31, 2013.

Federal Income Taxes:  The Funds policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Funds’ to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Funds follow industry practice and record security transactions on the trade date.  The highest cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Redemption Fees: Redemptions of short-term holdings may create missed opportunity costs for the Funds, as the Advisor may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.  For these reasons, the Funds will assess a 2.00% fee on Class A shares of the Funds, on the redemption or exchange of Funds shares held for 30 days or less and will be paid to the Funds.  The Funds will use the FIFO method to determine the 30-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by shareholder that does not remain in the Funds for a 30-day period from the date of purchase.  For the period from commencement of investment operations through March 31, 2013, the Funds did not collect any early redemption fees.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Organizational and Offering Expenses:  All costs incurred by the Funds in connection with the organization, offering and initial registration of the Funds, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Funds.

Sales Charge - If you purchase Class A shares of the Funds, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge which is disclosed in the Fund’s current Prospectus.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

Note 3. Investment Management Agreement

The Funds have an investment advisory agreement with the Advisor, under which the Advisor, subject to such policies as the Trustees of the Trust may determine, the Advisor, at its expense, will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Funds pay the Advisor a fee, computed daily and payable monthly, at the annual rate of 0.75% of each Fund’s average daily net assets. The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse each Fund as necessary, to keep each Fund’s operating expenses at or below 0.96%, until such time as the Fund reaches $100 million in net assets.  For the period from commencement of investment operations through March 31, 2013, the MidCap Fund accrued $1,014 in advisory fees, and waived $73,952 in fees pursuant to the Advisory Agreement.  At March 31, 2013, the Advisor owed the MidCap Fund $66,478 pursuant to expense waivers.  For the period from commencement of investment operations through March 31, 2013, the Bank Fund accrued $536 in advisory fees, and waived $10,983 in fees pursuant to the Advisory Agreement.  At March 31, 2013, the Advisor owed the Bank Fund $10,447 pursuant to expense waivers.

The Advisory Agreement has been approved by the Board of Trustees of the Funds and will continue in effect until July 31, 2014, unless sooner terminated, and may be renewed from year to year by the affirmative vote of a majority of the independent trustees of the Funds in person at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Funds. The Advisory Agreement automatically terminates on assignment, and is terminable upon notice by the Funds. In addition, the Advisory Agreement may be terminated upon thirty (30) days written notice by the Advisor or the Fund.

Note 4. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital for the MidCap Fund was $419,939 as of March 31, 2013.  The total paid-in capital for the Bank Fund was $487,518 as of March 31, 2013.   Transactions in capital are presented below:

	The period from commencement of investment operations through March 31, 2013
Bank Fund - Class A	Shares	Amount
Shares sold	100	$ 1,000
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(-)	(-)
Net increase (decrease)	100	$ 1,000

	The period from commencement of investment operations through March 31, 2013
Bank Fund – Investor Class	Shares	Amount
Initial seed capital	9,900	$ 99,000
Shares sold	38,758	387,518
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(-)	(-)
Net increase (decrease)	48,658	$ 486,518

	The period from commencement of investment operations through March 31, 2013
MidCap Fund - Class A	Shares	Amount
Initial seed capital	5,000	$ 50,000
Shares sold	-	-
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(96)	(1,000)
Net increase (decrease)	4,904	$ 49,000

	The period from commencement of investment operations through March 31, 2013
MidCap Fund – Investor Class	Shares	Amount
Initial seed capital	5,000	$ 50,000
Shares sold	31,501	320,939
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(-)	(-)
Net increase (decrease)	36,501	$ 370,939

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund’s shares redeemed within 30 days after their purchase.  For the period from commencement of investment operations through March 31, 2013, no redemption fees were collected by either Fund from shareholder transactions and included in paid-in-capital.

Note 5. Investment Transactions

From commencement of investment operations through ended March 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $307,396 and $0, respectively for the MidCap Fund.

For the period from commencement of investment operations through March 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $0 and $0, respectively for the Bank Fund.

Note 6. Distribution Fee

The Funds established a plan of distribution, or “12b-1 plan,” for the Class A Shares.  The plan may be used to finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the Board of Trustees.  The plan provides for payments, based on an annualized rate of up to 0.25% of average daily net assets of the Class A Shares.  This entire amount may be used to pay service fees to qualified dealers for providing certain shareholder services.  Any amounts not paid to dealers may be used for distribution expenses as authorized by the Board of Trustees, in accordance with guidance issued by the SEC from time to time.  The estimated 12b-1 fees expected to be paid are indicated in the Annual Fund Operating Expenses table under “Risk/Return Summary” at the beginning of this Prospectus.  Since these fees are paid out of each Fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment.  For the period from commencement of investment operations through March 31, 2013, the MidCap Fund accrued $49 and the Bank Fund accrued $1 in distribution fees.  At March 31, 2013, the distribution fees were still owed to each respective Fund.

Note 7. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The Pronouncement requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact that this Pronouncement may have on the Fund’s financial statements.

DMS Funds
Expense Illustration
March 31, 2013 (Unaudited)

Expense Example

As a shareholder of the DMS Fund(s), you incur ongoing costs which consist of management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing  in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2012 through March 31, 2013.  Also included is the Example based on each Fund's commencement of operations through March 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		DMS India Bank Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2012	March 31, 2013	October 1, 2012 to March 31, 2013

Actual	$1,000.00	$998.00	$4.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.14	$4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS India Bank Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 15, 2013	March 31, 2013	January 15, 2013 to March 31, 2013

Actual	$1,000.00	$998.00	$2.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.41	$2.01

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the commencement of operations through March 31, 2013).

		DMS India Bank Index Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2012	March 31, 2013	October 1, 2012 to March 31, 2013

Actual	$1,000.00	$999.00	$4.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.49	$4.48

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS India Bank Index Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 15, 2013	March 31, 2013	January 15, 2013 to March 31, 2013

Actual	$1,000.00	$999.00	$1.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.56	$1.86

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the commencement of operations through March 31, 2013).

		DMS India MidCap Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2012	March 31, 2013	October 1, 2012 to March 31, 2013

Actual	$1,000.00	$914.00	$5.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.10	$5.89

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS India MidCap Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 9, 2012	March 31, 2013	October 9, 2012 to March 31, 2013

Actual	$1,000.00	$914.00	$5.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.26	$5.63

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 174/365 (to reflect the commencement of operations through March 31, 2013).

		DMS India MidCap Index Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2012	March 31, 2013	October 1, 2012 to March 31, 2013

Actual	$1,000.00	$916.00	$4.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.24	$4.68

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS India MidCap Index Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 9, 2012	March 31, 2013	October 9, 2012 to March 31, 2013

Actual	$1,000.00	$916.00	$4.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.40	$4.48

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 174/365 (to reflect the commencement of operations through March 31, 2013).

DMS FUNDS

ADDITIONAL INFORMATION

MARCH 31, 2012 (UNAUDITED)

Portfolio Holdings – The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-282-6743, free of charge.

Proxy Voting - A description of each Fund’s policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling each Fund at (866) 282-6743 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how each Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 282-6743 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: June 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: June 4, 2013

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: June 4, 2013

*Print the name and title of each signing officer under his or her signature.